UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lesa Sroufe & Co.
Address: 1200 Fifth Avenue, Suite 1200
         Seattle, WA  98101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shaun E. Corry
Title:     Chief Compliance Officer
Phone:     206-838-8385

Signature, Place, and Date of Signing:

 /s/ Shaun E. Corry     Seattle, WA     December 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $179,355 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 BERKSHIRE HTWY CLA100 SH Common Stock     084990175      214      200 SH       Sole                      200
ABBOTT LABORATORIES            Common Stock     002824100     7486   146392 SH       Sole                   121492             24900
AMERISERV FINANCIAL INC        Common Stock     03074A102      190   100000 SH       Sole                   100000
ANGLOGOLD ASHANTI LTD          Sponsored Adr    035128206     7364   178046 SH       Sole                   147946             30100
ARCHER-DANIELS MIDLAND CO      Common Stock     039483102     5971   240653 SH       Sole                   197753             42900
AVISTA CORP                    Common Stock     05379b107     8620   361426 SH       Sole                   300726             60700
BANK OF UTICA NY NON VTG       Common Stock     065437204      264     1000 SH       Sole                     1000
BARRICK GOLD CORP CAD          Common Stock     067901108      407     8716 SH       Sole                     8716
BRT REALTY TRUST               Common Stock     055645303      124    20000 SH       Sole                    20000
CHEVRON CORP                   Common Stock     166764100      407     4392 SH       Sole                     4392
CISCO SYSTEMS INC              Common Stock     17275r102     6357   410101 SH       Sole                   334901             75200
COMMERZBANK AG ADR             Sponsored Adr    202597308       25    10000 SH       Sole                    10000
DELL INC                       Common Stock     24702R101     6101   431444 SH       Sole                   352644             78800
ELI LILLY & CO                 Common Stock     532457108     6838   184952 SH       Sole                   150552             34400
ENCANA CORP                    Common Stock     292505104     4253   221396 SH       Sole                   180896             40500
EXXON MOBIL CORP               Common Stock     30231G102      323     4444 SH       Sole                     4444
FIRST CAROLINA INV INC         Common Stock     319420105      123    24700 SH       Sole                    24700
FLEXTRONICS INTERNATIONAL LTD  Common Stock     Y2573F102     4525   803683 SH       Sole                   671683            132000
GENERAL ELECTRIC CO            Common Stock     369604103     6283   412823 SH       Sole                   343223             69600
HUDSON CITY BANCORP INC        Common Stock     443683107     4163   735461 SH       Sole                   593161            142300
INTEL CORP                     Common Stock     458140100     7766   363988 SH       Sole                   304088             59900
INTL BUSINESS MACHINES CORP    Common Stock     459200101      256     1461 SH       Sole                     1461
ISHARES BARCLAYS 1-3 YR TREASU Ishares          464287457      211     2501 SH       Sole                     2501
ISHARES GOLD TRUST             Ishares          464285105      159    10050 SH       Sole                    10050
ISHARES SILVER TRUST           Ishares          46428Q109     4669   161496 SH       Sole                   136696             24800
L 3 COMMUNICATIONS INC         Common Stock     502424104     6461   104265 SH       Sole                    88265             16000
LEVEL 3 COMMUNICATIONS, INC.   Common Stock     52729N100       74    50000 SH       Sole                    50000
M & T BANK CORP                Common Stock     55261F104     1991    28483 SH       Sole                    28483
MERCK & CO INC                 Common Stock     58933y105     6609   202119 SH       Sole                   165919             36200
MICROSOFT CORP                 Common Stock     594918104     6233   250408 SH       Sole                   206308             44100
NEWMONT MINING CORP            Common Stock     651639106     9107   144664 SH       Sole                   120064             24600
OMEROS CORPORATION             Common Stock     682143102       80    19639 SH       Sole                    19639
PAN AMERN SILVER CORP          Common Stock     697900108      213     7940 SH       Sole                     7940
PFIZER INC                     Common Stock     717081103     7133   403455 SH       Sole                   326555             76900
PORTLAND GENERAL ELECTRIC CO   Common Stock     736508847     6975   294441 SH       Sole                   243341             51100
PROSHARES SHORT S&P500         Common Stock     74347R503     6584   142823 SH       Sole                   142823
RADIOSHACK CORP                Common Stock     750438103     5012   431347 SH       Sole                   338847             92500
REDWOOD TRUST INC              Common Stock     758075402     3879   347298 SH       Sole                   285698             61600
SAFEWAY INC                    Common Stock     786514208     5215   313609 SH       Sole                   242709             70900
SEACO LTD ORD                  Common Stock     G79441104       11    20000 SH       Sole                    20000
SOUTHWEST AIRLINES CO          Common Stock     844741108     6146   764395 SH       Sole                   620495            143900
SPDR GOLD TR GOLD SHS          Ishares          78463V107     6402    40505 SH       Sole                    34905              5600
TIDEWATER INC                  Common Stock     886423102      679    16159 SH       Sole                     2759             13400
TOTAL S A ADR                  Sponsored Adr    89151E109     5493   125221 SH       Sole                    99721             25500
WAL-MART STORES INC            Common Stock     931142103     5592   107752 SH       Sole                    83452             24300
WASHINGTON FEDERAL INC         Common Stock     938824109     6367   499726 SH       Sole                   405126             94600
                                                            179355
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